Contingent consideration - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2022 AUD ($) Milestone	Jun. 30, 2022 EUR (€) Milestone	Jun. 30, 2021
Disclosure of contingent liabilities [line items]
Milestone payments not booked	$ 456,063,136	€ 300,500,000
Milestone payment discount rate	15.00%	15.00%	15.00%
Glioblast Pty Ltd [member]
Disclosure of contingent liabilities [line items]
Number of contingent milestone payments | Milestone	4	4
Milestone Two [member]
Disclosure of contingent liabilities [line items]
Contingent consideration | $	$ 1,250,000